Related Party Transactions - Interest Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Total related party interest expense	$ 17,924	$ 12,618
Aristeia
Related Party Transaction [Line Items]
Total related party interest expense	1,871	1,307
Highbridge
Related Party Transaction [Line Items]
Total related party interest expense	2,901	2,047
Mudrick
Related Party Transaction [Line Items]
Total related party interest expense	7,372	5,228
Whitebox
Related Party Transaction [Line Items]
Total related party interest expense	4,873	3,403
Wolverine
Related Party Transaction [Line Items]
Total related party interest expense	$ 907	$ 633